Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Summary of Amounts Due to and from CMA CGM Companies

Amounts due to and from CMA CGM companies are summarized as follows:

	December 31, 2013	December 31, 2012
Amounts due to CMA CGM companies presented within current liabilities	$1,969	$7,077

Amounts due from CMA CGM companies presented within current assets	$7,006	$14,413